Deferred tax assets and liabilities - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Offsetting amounts	$ 627	$ 578
Deferred tax assets	399	354
Deferred tax liabilities	(1,196)	(1,386)
Net deferred tax balance	$ (797)	$ (1,032)	$ (858)